PROVISIONS - Components of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Environmental rehabilitation provision	$ 54,429	$ 55,971
Long service leave	6,356	5,812
Other	0	186
Total provisions	60,785	61,969
Current provisions	19,133	20,975
Long term balance	$ 41,652	$ 40,994